UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nichols & Pratt Advisers, LLP
Address:  50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-06593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

Thomas E. Bator         Boston, Massachusetts      2/12/02

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.
      28-271                    Bank of New York
      28-380                    United States Trust Company

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total : 126

Form 13F Information Table Value Total:     $825,066,629
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt
02                      28-3162                   James R. Nichols


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                                        Form 13F INFORMATION

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE  SHARED  NONE
AT&T Corp.               COM  001957109     404,523      22,251 SH OTHER            22,251
Abbott Laboratories      COM  002824100  27,389,489     485,006 SH OTHER           485,006
Agilent Technologies     COM  00846U101   2,280,980      78,921 SH OTHER            78,921
Air Products & Chemical  COM  009158106     246,593       5,250 SH OTHER             5,250
American Int'l Group     COM  026874107  53,103,633     662,163 SH OTHER           662,163
American Express Co.     COM  025816109   1,745,000      48,405 SH OTHER            48,405
American Home Products   Com  026609107   5,673,213      92,008 SH OTHER            92,008
Amgem Inc                COM  031162100     614,224      10,400 SH OTHER            10,400
Analog Devices           COM  032654105   2,734,456      60,630 SH OTHER            60,630
Anheuser Busch Cos Inc   COM  035229103     909,284      20,108 SH OTHER            20,108
AOL Time Warner          COM  00184A105     598,415      18,079 SH OTHER            18,079
Automatic Data ProcessingCOM  053015103  33,430,496     554,948 SH OTHER           554,948
Avery Dennison Corp      COM  053611109     750,270      13,350 SH OTHER            13,350
Bank of America          COM  060505104   1,134,900      17,864 SH OTHER            17,864
Bank of New York         COM  064057102     424,671      10,373 SH OTHER            10,373
Bank One Corp            COM  06423A103     270,816       6,801 SH OTHER             6,801
Baxter International     COM  071813109   1,455,776      27,160 SH OTHER            27,160
Becton Dickinson & Co    COM  075887109     269,200       8,000 SH OTHER             8,000
BellSouth Corp           COM  079860102   1,152,309      29,737 SH OTHER            29,737
Bemis Co                 COM  081437105  10,139,343     204,918 SH OTHER           204,918
Berkshire Hathaway CL B  COM  084670207  11,560,838       4,654 SH OTHER             4,654
BP PLC ADR               COM  055622104   3,839,347      82,213 SH OTHER            82,213
Bristol Myers Squibb     COM  110122108   4,611,029      89,016 SH OTHER            89,016
Chevron Corp             COM  166751107     703,714       7,781 SH OTHER             7,781
Chubb Corp               COM  171232101     896,222       13,118 SH OTHER           13,118
Cigna Corp               COM  125509109     491,508       5,293 SH OTHER             5,293
Cintas Corp.             COM  172908105  12,966,221     261,599 SH OTHER           261,599
Cisco Systems            COM  17275R102   4,105,640     221,501 SH OTHER           221,501
Citigroup Inc            COM  172967101   1,604,807      31,350 SH OTHER            31,350
Coca Cola                COM  191216100  33,460,630     709,379 SH OTHER           709,379
Colgate Palmolive        COM  194162103     533,260       9,172 SH OTHER             9,172
Conoco Inc               COM  208251405     556,049      19,593 SH OTHER            19,593
Corning Inc              COM  219350105      97,200      10,800 SH OTHER            10,800
Disney (Walt) Company    COM  254687106   5,335,820     254,850 SH OTHER           254,850
Dominion Res Inc Va New  COM  25746U109     237,864       3,991 SH OTHER             3,991
Dover Corp               COM  260003108     337,064       9,100 SH OTHER             9,100
Dow Chemical Company     COM  260543103     282,555       8,372 SH OTHER             8,372
Du Pont E I De Nemours   COM  263534109   1,048,816      24,597 SH OTHER            24,597
EMC Corp.                COM  268648102   2,950,875     217,810 SH OTHER           217,810
Eaton Vance Tax          COM  277919205   2,196,320      60,975 SH OTHER            60,975
El Paso Corporation      COM  28336L109     224,485       4,910 SH OTHER             4,910
Electronic Data Sys Corp COM  285661104   8,227,205     119,329 SH OTHER           119,329
Emerson Electric         COM  291011104  13,474,608     234,341 SH OTHER           234,341
Exxon Mobil              COM  30231G102  19,232,213     483,479 SH OTHER           483,479
Federated Natl Mtg Assn  COM  313586109   1,481,222      18,564 SH OTHER            18,564
Federated Dept Stores    COM  31410H101     405,100      10,000 SH OTHER            10,000
FleetBoston Financial    COM  339030108   1,416,830      38,956 SH OTHER            38,956
Forest Labs Inc          COM  345838106     261,376       3,200 SH OTHER             3,200
Gannett Co Inc           COM  364730101   1,260,781      18,560 SH OTHER            18,560
General Electric         COM  369604103  64,883,619   1,593,758 SH OTHER         1,593,758
General Mills            COM  370334104   1,683,374      32,150 SH OTHER            32,150
Genzyme Corp General Div COM  372917104     292,224       4,800 SH OTHER             4,800
Gillette Co.             COM  375766102  13,565,416     404,417 SH OTHER           404,417
Glaxo SmithKline         COM  37733W105     257,740       5,161 SH OTHER             5,161
Heinz H J Co             COM  423074103   1,035,553      25,147 SH OTHER            25,147
Hershey Foods Corp       COM  427866108     489,528       7,200 SH OTHER             7,200
Hewlett Packard Co.      COM  428236103   2,060,493      98,967 SH OTHER            98,967
Home Depot Inc           COM  437076102     850,265      16,510 SH OTHER            16,510
Household Intl Corp      COM  441815107   2,273,180      38,607 SH OTHER            38,607
Ingersoll Rand Co        COM  456866102     254,709       5,850 SH OTHER             5,850
Instron Corp             COM  457776102     440,000      20,000 SH OTHER            20,000
Intel Corp.              COM  458140100  10,490,842     325,908 SH OTHER           325,908
Interpublic Group        COM  460690100   8,162,422     274,855 SH OTHER           274,855
Intl Business Machines   COM  459200101   2,528,053      20,570 SH OTHER            20,570
Intuit Com               COM  461202103     726,160      16,860 SH OTHER            16,860
Investors Finl Services  COM  461915100     332,750       5,000 SH OTHER             5,000
J.P. Morgan Chase        COM  46625H100  22,923,392     627,179 SH OTHER           627,179
Jefferson Pilot Corp     COM  475070108   1,130,699      24,474 SH OTHER            24,474
Johnson & Johnson        COM  478160104  90,186,553   1,507,491 SH OTHER         1,507,491
Kimberly Clark Corp      COM  494368103     628,005      10,500 SH OTHER            10,500
Lilly Eli & Co Com       COM  532457108   1,996,000      25,000 SH OTHER            25,000
Lincoln Natl Corp        COM  534187109     437,400       9,000 SH OTHER             9,000
Linear Technology        COM  535678106   2,286,404      56,485 SH OTHER            56,485
Marsh & McLennan         COM  571748102  20,927,790     193,761 SH OTHER           193,761
McGraw Hill Companies    COM  580645109   6,018,909      98,300 SH OTHER            98,300
McDonalds                COM  580135101   2,856,503     107,595 SH OTHER           107,595
Medtronic Corp.          COM  585055106   6,550,177     127,860 SH OTHER           127,860
Mellon Finl Corp         COM  58551A108     278,271       7,350 SH OTHER             7,350
Merck                    COM  589331107  67,536,914   1,135,293 SH OTHER         1,135,293
Microsoft                COM  594918104  12,050,450     177,994 SH OTHER           177,994
Minnesota Mining & Mfg   COM  604059105   4,987,833      41,593 SH OTHER            41,593
Motorola Inc.            COM  620076109     494,770      33,206 SH OTHER            33,206
National City Corp.      COM  635405103   7,686,381     262,962 SH OTHER           262,962
Nokia Corp               COM  654902204   1,161,500      46,000 SH OTHER            46,000
Northern Trust Corp.     COM  665859104   5,090,400      84,000 SH OTHER            84,000
Oracle Corp              COM  68389X105     408,865      29,080 SH OTHER            29,080
Pearson Ord              COM  067760009     828,800      71,760 SH OTHER            71,760
Pepsico                  COM  713448108  23,198,172     472,977 SH OTHER           472,977
Pfizer, Inc.             COM  717081103  15,681,072     388,214 SH OTHER           388,214
Pharmacia Corporation    COM  71713U102     314,984       7,315 SH OTHER             7,315
Pitney Bowes Inc         COM  724479100     380,770      10,100 SH OTHER            10,100
Procter & Gamble         COM  742718109  40,049,033     503,831 SH OTHER           503,831
Qualcomm Inc.            COM  747525103     341,880       6,600 SH OTHER             6,600
QuickCut NA LLC          COM  748999984     212,000           8 SH OTHER                 8
Qwest Comm Intl          COM  749121109     175,309      12,311 SH OTHER            12,311
Raytheon CLB             COM  755111408   1,331,360      41,605 SH OTHER            41,605
Robert Half Intl Inc     COM  770323103     540,200      20,000 SH OTHER            20,000
Roche HLDG Ltd Sponserd  COM  771195104     208,235       2,950 SH OTHER             2,950
Royal Dutch Pete         COM  780257804     995,352      19,991 SH OTHER            19,991
Sara Lee Corp            COM  803111103     457,150      20,500 SH OTHER            20,500
SBC Communications       COM  78387G103  11,586,208     293,396 SH OTHER           293,396
St. Paul Companies       COM  792860108     448,021      10,150 SH OTHER            10,150
Schering Plough Corp     COM  806605101   1,037,635      29,098 SH OTHER            29,098
Schlumberger Ltd.        COM  806857108   1,698,112      30,886 SH OTHER            30,886
Schwab Charles Corp      COM  808513105     242,726      15,421 SH OTHER            15,421
Service Master Co        COM  81760N109     423,048      30,457 SH OTHER            30,457
Sherwin Williams Inc     COM  824348106     475,320      17,000 SH OTHER            17,000
State Street Boston      COM  857473102  26,587,995     507,950 SH OTHER           507,950
Stryker                  COM  863667101     610,050      10,500 SH OTHER            10,500
Sun Micro                COM  866810104   3,249,416     258,095 SH OTHER           258,095
SunTrust Bks Inc         COM  867914103     226,008       3,600 SH OTHER             3,600
Sysco                    COM  871829107  18,537,106     701,331 SH OTHER           701,331
TECO Energy              COM  872375100   2,992,147     114,117 SH OTHER           114,117
Tyco Intl Ltd            COM  902124106   1,103,050      18,573 SH OTHER            18,573
Union Pacific Corp       COM  907818108     386,880       6,766 SH OTHER             6,766
United Dominion Realty   COM  910197102  10,089,074     699,175 SH OTHER           699,175
United Technologies Corp COM  913017109     512,834       7,908 SH OTHER             7,908
Verizon Communications   COM  92343V104   7,863,810    162,913 SH OTHER            162,913
Vodafone Group PLC       COM  92857W100     801,675     30,540 SH OTHER             30,540
WalMart Stores           COM  931142103     886,920     15,200 SH OTHER             15,200
Walgreen Co              COM  931422109     279,984      8,264 SH OTHER              8,264
Wallace Computer         COM  932270101     271,600     14,000 SH OTHER             14,000
Washington Post          COM  939640108     801,128      1,494 SH OTHER              1,494
Weingarten Rlty Inv      COM  948741103   3,880,228     80,420 SH OTHER             80,420
Wells Fargo & Company    COM  949746101     570,899     13,094 SH OTHER             13,094
Worldcom Inc             COM  98157D106     299,711     20,770 SH OTHER             20,770
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